Note 7 - Right-of-use Assets	9 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of leases [text block]
7.	RIGHT-OF-USE ASSETS

The Company has
one
office facility under lease. The lease term is
5
years from
2016,
with an option to renew the lease for another
5
-year term after that date.

Non-cancellable lease rentals are payable as follows:

Less than 1 year	$19,344
Between 1 and 5 years	-
$19,344

On adoption of IFRS
16,
the Company recognized lease obligations in relation to leases which had previously been classified as ‘operating leases' under the principles of IAS
17,
“Leases”. These obligations were measured at the present value of the remaining lease payments, discounted using the lessee's incremental borrowing rate as of
January 1, 2019.
The lessee's incremental borrowing rate applied to the lease obligations on
January 1, 2019
was
8%.

For the period ended
September 30, 2020,
an accretion of
$32,427
in carrying amount of lease liability was recorded because of the use of present value factor at initial measurement.

For the period ended
September 30, 2020,
variable lease payments of
$88,198
were recorded.

The Company has equipment leases and an office lease in Beijing which it has determined are not
recognized as right of use assets or lease liabilities as they are short-term and low dollar value.

The Company's lease obligation and movements therein during the period ended
September 30, 2020:

Lease Obligation
Lease obligation as of January 1, 2020	$574,762
Accretion on lease liability	32,427
Lease payment	(88,198)
Lease obligation at September 30, 2020	$518,991
Of which are:
Current lease obligations	$19,344
Long-term lease obligations	499,646
$518,990

The Company's right-of-use assets and movements therein during the period ended
September 30, 2020:

Office Lease
Right-of-use assets at January 1, 2020	$597,562

Accumulated depreciation, January 1, 2020	(83,381)
Charge for the period	(67,408)
Accumulated depreciation, September 30, 2020	(150,789)
Right-of-use assets at September 30 , 2020	$446,773